Business Combination and Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, $ in Millions										12 Months Ended
		Jun. 30, 2023 CHF (SFr) shares	Jun. 30, 2023 USD ($) shares	Jun. 13, 2023 CHF (SFr) shares	Jun. 13, 2023 USD ($) shares	May 31, 2023 CHF (SFr) SFr / shares shares	May 31, 2023 USD ($)	Mar. 02, 2023 CHF (SFr) SFr / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CHF (SFr) TradingDay SFr / shares shares	Dec. 31, 2023 CHF (SFr) SFr / shares $ / shares shares	May 31, 2023 $ / shares shares	Mar. 31, 2023 CHF (SFr)	Mar. 02, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares | SFr										SFr 67,054,000
Reclassification of foreign exchange impact | SFr										SFr (4,978,000)
Par value per share | SFr / shares										SFr 0.01	SFr 0.01
Amount of merger and listing expense | SFr										SFr 34,863,000
Incurred expense amount | SFr								SFr 34,863,000					SFr 34,900,000
Exercise price | SFr / shares										SFr 0.01
Earnout consideration is subject to forfeiture target one										1,500,000
Earnout consideration is subject to forfeiture target two										1,500,000
Earnout consideration is subject to forfeiture target three										1,000,000
Share price target one | $ / shares											SFr 15
Share price target three | $ / shares											25
Share price target two | $ / shares											SFr 20
Earnout period end date										Mar. 02, 2028
Total gross proceeds | SFr										SFr 38,179,000
Bottom of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay										20
Top of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay										30
Issued capital of ordinary shares | SFr										SFr 178,410,840	SFr 178,410,840
Number of shares issued										17,841,084	17,841,084
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Issuance of ordinary shares to PIPE investors ( in shares)	[1]									7,118,891
Number of shares issued		3,654,234	3,654,234	154,234	154,234
Total gross proceeds		SFr 38,200,000	$ 42.0	SFr 1,600,000	$ 1.7
Ordinary shares [member] | Public Offering
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)						SFr 10.45						$ 11.5
Number of shares issued						3,500,000						3,500,000
Total gross proceeds						SFr 36,600,000	$ 40.3
EBAC
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								97,600,000	$ 103.7
Cash transferred								12,000,000						$ 12.8
PIPE investments and conversion								SFr 85,600,000						$ 90.9
Reclassification of foreign exchange impact | SFr										SFr 5,000,000
Fair value per share over EBAC's identifiable net assets value | (per share)								SFr 10.54						$ 11.19
EBAC | Class A Ordinary Shares
Disclosure of detailed information about business combination [line items]
Shareholders exercised their right to redeem amount								SFr 110,700,000						$ 117.5
Redemption of shares								11,505,684	11,505,684
Redemption price per share | (per share)								SFr 9.62	$ 10.21
Proceeds from non-redeemed shareholders amount								SFr 12,000,000	$ 12.8
EBAC | Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Fair value of forfeited shares amount | SFr								SFr 16,000,000
Forfeited Shares								727,096	727,096
Additional shares forfeited								795,316	795,316
PIPE Financing | Class A Ordinary Shares
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 67,100,000	$ 71.2
Issuance of ordinary shares to PIPE investors ( in shares)								7,118,891	7,118,891
Subscription price per share | (per share)								SFr 9.42						$ 10
CLA
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 18,500,000	$ 19.7
Issuance of ordinary shares								1,967,000	1,967,000
Subscription price per share | (per share)								SFr 9.42						10
PIPE and CLA Financing
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 85,600,000	$ 90.9
Issuance of ordinary shares								9,085,891	9,085,891
Subscription price per share | (per share)								SFr 9.42						$ 10

[1]	Fully paid-in registered shares with a par value of CHF 0.01